Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 — RELATED PARTY TRANSACTIONS

Due from related party consists of the following:

		As of
Name	Related party relationship	December 31, 2025	December 31, 2024
Zhejiang TD Parking	Under common control of Bin Lu	$4,779,184	$-
Total due from related party		$4,779,184	$-

The Company has historically provided interest-free advances to related parties for business purposes. These advances are non-interest bearing and due on demand, and are recorded as amounts due from related parties in the consolidated financial statements. Management periodically evaluates the collectability of these receivables based on the related parties’ financial condition and repayment history. Management believes the outstanding balances are fully collectible as of the balance sheet date, and accordingly, no allowance for doubtful accounts has been recognized.

Due to related parties consists of the following:

		As of
Name	Related party relationship	December 31, 2025	December 31, 2024
Guowei Xie	Director of Jiaxing XC and CYH Shanghai	19,728	-
Chenjie Hong	Director of Hangzhou ZHC	1,859	-
Bin Lu	Principal shareholder, Director, Juridical person	-	1,440
Total due to related parties		$21,587	$1,440

As of December 31, 2025 and 2024, the balance due to related parties was used for working capital during the Company’s normal course of business. These advances are non-interest bearing and due on demand.